JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

March 6, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds listed in Appendix A do not differ from the prospectuses contained in the Post-Effective Amendment No. 538 (Amendment 539 under the Investment Company Act of 1940) filed electronically on March 1, 2018.

If you have any questions, please call the undersigned at (212) 648-1782.

Sincerely,

/s/ Pamela Woodley
Pamela Woodley
Assistant Secretary

JPMorgan Trust I

Appendix A

J.P. Morgan SMA Funds

JPMorgan Tax Aware Real Return SMA Fund

JPMorgan International Value SMA Fund

J.P. Morgan Income Funds

JPMorgan Emerging Markets Strategic Debt Fund

J.P. Morgan Funds

JPMorgan Commodities Strategy Fund

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Research Market Neutral Fund

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Systematic Alpha Fund